Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounting pronouncements

Accounting Pronouncements

The authoritative bodies release standards and guidance, which are assessed by management for impact on the Company’s Unaudited Condensed Consolidated Financial Statements. Accounting Standards Updates (“ASUs”) not listed below were assessed and determined to be not applicable to the Company’s Unaudited Condensed Consolidated Financial Statements.

The following standards were recently adopted by the Company:

•        In December 2019, the FASB issued ASU No. 2019-12, Income Taxes, to simplify the accounting for income taxes based on changes suggested by stakeholders as part of the FASB’s simplification initiative. This guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform. In response to concerns about structural risks of interbank offered rates (IBORs), and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. This may impact the Company’s borrowing costs in which LIBOR is used as a reference. The amendments in this update are effective immediately for all entities. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options and Derivatives and Hedging-Contracts in Entity’s Own Equity. The amendments in this update simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. This guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. This ASU was adopted by the Company on January 1, 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

•        In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform, that refined the scope of ASU No. 2020-04 and clarified some of its provisions. The amendments permit entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by the discounting transition. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. This ASU was adopted by the Company during the second quarter of 2021, resulting in no material impact to the Unaudited Condensed Consolidated Financial Statements.

The following recently released accounting standards have not yet been adopted by the Company:

•        In May 2021, the FASB issued ASU 2021-04, Earnings Per Share, Debt-Modifications and Extinguishments, Compensation-Stock Compensation, and Derivatives and Hedging-Contracts in Entity’s Own Equity. This ASU reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. This ASU is effective for fiscal years beginning after December 15, 2021 on a prospective basis. Early adoption is permitted for all entities, including adoption in an interim period. The Company is evaluating the effect the adoption of this ASU will have on the Unaudited Condensed Consolidated Financial Statements.

Accounting pronouncements

The authoritative bodies release standards and guidance, which are assessed by management for impact on the Company’s Consolidated Financial Statements. Accounting Standards Updates (“ASU”) not listed below were assessed and determined to be not applicable to the Company’s Consolidated Financial Statements.

The following standards were adopted by the Company during the current year:

•        In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which changes accounting requirements for the measurement and recognition of expected credit losses from an incurred or probable methodology to a current expected credit loss methodology. Trade accounts receivable, including the allowance for credit losses, is the only financial instrument currently held by the Company that is in scope for ASU 2016-13. Effective January 1, 2020, we adopted this standard using the modified retrospective approach. This adoption had no cumulative effect adjustment as of January 1, 2020 and no material impact on the Company’s Consolidated Financial Statements. See “Accounts Receivable” above for additional information.

•        In August 2018, the FASB issued ASU No. 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU modifies the capitalization requirements with respect to implementation costs incurred by the customer in a hosting arrangement that is a service contract. This ASU was adopted by the Company on January 1, 2020, resulting in no material impact to the Consolidated Financial Statements.

The following recently released accounting standards have not yet been adopted by the Company:

•        In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options and Derivatives and Hedging-Contracts in Entity’s Own Equity. The amendments in this update simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. This guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.

•        In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform. In response to concerns about structural risks of interbank offered rates (IBORs), and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. This may impact the Company’s borrowing costs in which LIBOR is used as a reference. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.

•        In December 2019, the FASB issued ASU No. 2019-12, Income Taxes, to simplify the accounting for income taxes based on changes suggested by stakeholders as part of the FASB’s simplification initiative. This guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We expect to adopt this guidance on January 1, 2021. The Company is in the process of assessing the impact of this ASU on its Consolidated Financial Statements.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”).

For warrants that meet all of the criteria for equity classification, the warrants are recorded as a component of additional paid-in capital at the time of issuance. For warrants that do not meet all the criteria for equity classification, the warrants are recorded as liabilities. At the end of each reporting period, changes in fair value during the period are recognized in “Change in fair value of warrant liability” in the Company’s Unaudited Condensed Consolidated Statements of Operations. The Company will continue to adjust the warrant liability for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) the redemption of the warrants.

Our public warrants meet the criteria for equity classification and accordingly, are reported as a component of stockholders’ equity while our private warrants do not meet the criteria for equity classification and are thus classified as a liability.

Defined contribution plan description		The Company matches 100% of the first 4% of each employee’s contributions and 50% of the next 1% of the employee’s base compensation contributed, with a maximum contribution of $6,000 per employee. Prior to April 2020, the Company match for the former 4th Source employees was 100% of each employee’s contributions up to 4% of the employee’s eligible earnings, with no maximum contribution per employee. All matching contributions vest immediately. For the fiscal years ended December 31, 2020 and 2019, the Company’s matching contributions totaled $1.5 million and $0.9 million, respectively, and were expensed as incurred. Given 4th Source was acquired on November 15, 2018, the Company’s matching contributions in 2018 were minimal.